Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earning per share information:
Schedule of computation of basic and diluted earnings per share
	Year Ended December 31,
	2024	2023	2022
Basic EPS:
Net income attributable to Shares (US$ in thousands)	118,515	78,632	79,949
Weighted average number of Shares outstanding used in basic earnings per Share calculation	45,279	44,725	44,158

Diluted EPS:
Net income attributable to Shares (US$ in thousands)	118,515	78,632	79,949
Add amortization of notes issuance costs	1,094	1,094	1,094
Net income used in diluted earnings per Share calculation	119,609	79,726	81,043

Weighted average number of Shares outstanding used in basic earnings per Share calculation	45,279	44,725	44,158

Add assumed exercise of outstanding dilutive securities:
Effect of stock-based awards	669	717	650
Effect of conversion of Notes	3,421	3,421	3,421
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	49,369	48,863	48,229

Basic net income per Share ($)	2.62	1.76	1.81
Diluted net income per Share ($)	2.42	1.63	1.68

Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	9,525	3,520	5,704